Income Taxes - Schedule Loss (income) by tax jurisdictions (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Net income from PRC operations	¥ 2,862,980		¥ 1,760,139	¥ 1,047,102
Net (loss) income from non-PRC operations	499,868		573,758	(539,167)
Net income before income tax	¥ 3,362,848	$ 460,709	¥ 2,333,897	¥ 507,935